File Number: 333-129005
                                                Filed Pursuant to Rule 497(e) of
                                                      the Securities Act of 1933


                                                                   JULY 16, 2008

                         SUPPLEMENT TO THE JULY 16, 2008
                      STATEMENTS OF ADDITIONAL INFORMATION
                        FOR PIONEER RESEARCH GROWTH FUND
                        AND PIONEER RESEARCH VALUE FUND


Shareholders of the funds recently approved a number of proposals intended to, among other things, streamline the operations of the funds. The following information supplements the Statement of Additional Information for each of the funds to reflect the approval of these proposals, and supersedes any contrary information:


INVESTMENT ADVISER
     The fund entered into an amended and restated management agreement with Pioneer Investment Management, Inc. ("Pioneer"), effective July 1, 2008, pursuant to which Pioneer continues to act as the fund's investment adviser. Pioneer is an indirect, wholly owned subsidiary of UniCredit SpA. There is no decrease in services and no increase in management fees under the amended and restated management agreement.

     As the fund's investment adviser, Pioneer provides the fund with investment research, advice and supervision and furnishes an investment program for the fund consistent with the fund's investment objective and policies, subject to the supervision of the fund's Trustees. Pioneer determines what portfolio securities will be purchased or sold, arranges for the placing of orders for the purchase or sale of portfolio securities, selects brokers or dealers to place those orders, maintains books and records with respect to the fund's securities transactions, and reports to the Trustees on the fund's investments and performance.

     The Trustees' approval of and the terms, continuance and termination of the amended and restated management agreement are governed by the 1940 Act and the Investment Advisers Act of 1940, as applicable. Pursuant to the amended and restated management agreement, Pioneer assumes no responsibility other than to render the services called for under the amended and restated management agreement, in good faith, and Pioneer will not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of securities or other transactions for the fund. Pioneer, however, is not protected against liability by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the amended and restated management agreement. The amended and restated management agreement requires Pioneer to furnish all necessary services, facilities and personnel in connection with the performance of its services under the amended and restated management agreement, and except as specifically stated therein, Pioneer is not responsible for any of the fund's ordinary and extraordinary expenses.




                                                               22086-01-0708
                                       (C) 2008 Pioneer Funds Distributor, Inc.
                                            Underwriter of Pioneer mutual funds
                                                                    Member SIPC

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

ADMINISTRATOR
     The fund entered into an amended and restated administration agreement with Pioneer, effective July 1, 2008, pursuant to which Pioneer continues to act as the fund's administrator, performing certain accounting, administration and legal services for the fund. There is no decrease in services and no increase in fees under the amended and restated administration agreement.

     Under the terms of the amended and restated administration agreement with the fund, Pioneer pays or reimburses the fund for expenses relating to its services for the fund, with the exception of the following, which are to be paid by the fund: (a) charges and expenses for fund accounting, pricing and appraisal services and related overhead, including, to the extent such services are performed by personnel of Pioneer, or its affiliates, office space and facilities and personnel compensation, training and benefits; (b) the charges and expenses of auditors; (c) the charges and expenses of any custodian, transfer agent, plan agent, dividend disbursing agent and registrar appointed by the fund; (d) issue and transfer taxes, chargeable to the fund in connection with securities transactions to which the fund is a party; (e) insurance premiums, interest charges, dues and fees for membership in trade associations and all taxes and corporate fees payable by the fund to federal, state or other governmental agencies; (f) fees and expenses involved in registering and maintaining registrations of the fund and/or its shares with federal regulatory agencies, state or blue sky securities agencies and foreign jurisdictions, including the preparation of prospectuses and statements of additional information for filing with such regulatory authorities; (g) all expenses of shareholders' and Trustees' meetings and of preparing, printing and distributing prospectuses, notices, proxy statements and all reports to shareholders and to governmental agencies; (h) charges and expenses of legal counsel to the fund and the Trustees; (i) any distribution fees paid by the fund in accordance with Rule 12b-1 promulgated by the SEC pursuant to the 1940 Act; (j) compensation of those Trustees of the fund who are not affiliated with or interested persons of Pioneer, the fund (other than as Trustees), Pioneer Investment Management USA Inc. or Pioneer Funds Distributor, Inc.; (k) the cost of preparing and printing share certificates; (l) interest on borrowed money, if any; (m) fees payable by the fund under management agreements and the administration agreement; and (n) extraordinary expenses. The fund shall also assume and pay any other expense that the fund, Pioneer or any other agent of the fund may incur not listed above that is approved by the Board of Trustees (including a majority of the Independent Trustees) as being an appropriate expense of the fund. In addition, the fund shall pay all brokers' and underwriting commissions chargeable to the fund in connection with securities transactions to which the fund is a party.


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FUNDAMENTAL INVESTMENT POLICIES
     Effective July 1, 2008, the fund has adopted the following fundamental investment policies:

     (1) The fund may not borrow money except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

     (2) The fund may not engage in the business of underwriting the securities of other issuers except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

     (3) The fund may lend money or other assets to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

     (4) The fund may not issue senior securities except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

     (5) The fund may not purchase or sell real estate except as permitted by
     (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

     (6) The fund may purchase or sell commodities or contracts related to commodities to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

     (7) Except as permitted by exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, the fund may not make any investment if, as a result, the fund's investments will be concentrated in any one industry.


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     Investment Objective: Effective July 1, 2008,
the fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval.

DESCRIPTION OF TRUST

     Effective July 1, 2008, the fund's operations are governed by the Amended and Restated Agreement and Declaration of Trust (referred to in this section as the declaration).

     The fund is a series of a Delaware statutory trust. Delaware law provides a statutory framework for the powers, duties, rights and obligations of the board (referred to in this section as the trustees) and shareholders of the Delaware statutory trust, while the more specific powers, duties, rights and obligations of the trustees and the shareholders are determined by the trustees as set forth declaration. Some of the more significant provisions of the declaration are described below.


Shareholder Voting
     The declaration provides for shareholder voting as required by the 1940 Act or other applicable laws but otherwise permits, consistent with Delaware law, actions by the trustees without seeking the consent of shareholders. The trustees may, without shareholder approval, where approval of shareholders is not otherwise required under the 1940 Act, merge or consolidate the trust into other entities, reorganize the trust or any series or class into another trust or entity or a series or class of another entity, sell the assets of the trust or any series or class to another entity, or a series or class of another entity, or terminate the trust or any series or class.


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

     The fund is not required to hold an annual meeting of shareholders, but the fund will call special meetings of shareholders whenever required by the 1940 Act or by the terms of the declaration. The declaration gives the Board the flexibility to specify either per share voting or dollar-weighted voting. Under per share voting, each share of the fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined, not by the number of shares the shareholder owns, but by the dollar value of those shares determined on the record date. All shareholders of all series and classes of the trust vote together, except where required by the 1940 Act to vote separately by series or by class, or when the trustees have determined that a matter affects only the interests of one or more series or classes of shares.


Election and Removal of Trustees
     The declaration provides that the trustees may establish the number of trustees and that vacancies on the board may be filled by the remaining trustees, except when election of trustees by the shareholders is required under the 1940 Act. Trustees are then elected by a plurality of votes cast by shareholders at a meeting at which a quorum is present. The declaration also provides that a mandatory retirement age may be set by action of two thirds of the trustees and that trustees may be removed at any time or for any reason by a majority of the Board or by a majority of the outstanding shareholders of the trust.


Amendments to the Declaration
     The trustees are authorized to amend the declaration without the vote of shareholders, subject to the limitations imposed by the 1940 Act, but no amendment may be made that impairs the exemption from personal liability granted in the declaration to persons who are or have been shareholders, trustees, officers or, employees of the trust or that limit the rights to indemnification or insurance provided in the declaration with respect to actions or omissions of persons entitled to indemnification under the declaration prior to the amendment.


Issuance and Redemption of Shares
     The fund may issue an unlimited number of shares for such consideration and on such terms as the trustees may determine. Shareholders are not entitled to any appraisal, preemptive, conversion, exchange or similar rights, except as the trustees may determine. The fund may involuntarily redeem a shareholder's shares upon certain conditions as may be determined by the trustees, including, for example, if the shareholder fails to provide the fund with identification required by law, or if the fund is unable to verify the information received from the shareholder. Additionally, as discussed below, shares may be redeemed in connection with the closing of small accounts.


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

Disclosure of Shareholder Holdings
     The declaration specifically requires shareholders, upon demand, to disclose to the fund information with respect to the direct and indirect ownership of shares in order to comply with various laws or regulations, and the fund may disclose such ownership if required by law or regulation.


Small Accounts
     The declaration provides that the fund may close out a shareholder's account by redeeming all of the shares in the account if the account falls below a minimum account size (which may vary by class) that may be set by the trustees from time to time. Alternately, the declaration permits the fund to assess a fee for small accounts (which may vary by class) and redeem shares in the account to cover such fees, or convert the shares into another share class that is geared to smaller accounts.


Series and Classes
     The declaration provides that the trustees may establish series and classes in addition to those currently established and to determine the rights and preferences, limitations and restrictions, including qualifications for ownership, conversion and exchange features, minimum purchase and account size, expenses and charges, and other features of the series and classes. The trustees may change any of those features, terminate any series or class, combine series with other series in the trust, combine one or more classes of a series with another class in that series or convert the shares of one class into another class.

     Each share of the fund, as a series of the trust, represents an interest in the fund only and not in the assets of any other series of the trust.


Shareholder, Trustee and Officer Liability
     The declaration provides that shareholders are not personally liable for the obligations of the fund and requires a fund to indemnify a shareholder against liability arising solely from the shareholder's ownership of shares in the fund. In addition, the fund will assume the defense of any claim against a shareholder for personal liability at the request of the shareholder. The declaration further provides that no trustee, officer or employee of the fund shall be liable to the fund or any shareholder for any action, failure to act, error or mistake except in cases of bad faith, willful misfeasance, gross negligence or reckless disregard of duty. The declaration requires the fund to indemnify each trustee, director, officer, employee and authorized agent to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a trustee, director, officer, employee, or agent and against amounts paid or incurred by him in settlement thereof. The 1940 Act currently provides that no officer or director shall be protected from liability to the fund or shareholders for misfeasance, bad faith, gross negligence, or reckless disregard of the duties of office. The declaration


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

extends to trustees, officers and employees of the fund the full protection from liability that the law allows.

     The declaration provides that the appointment or designation of a trustee as chairperson, a member of a committee, an expert, lead independent trustee, or any other special appointment shall not impose any heightened standard of care or liability on such trustee.


Derivative Actions
     The declaration provides a detailed process for the bringing of derivative actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to the fund or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand by three unrelated shareholders must first be made on the fund's trustees. The declaration details various information, certifications, undertakings and acknowledgements that must be included in the demand. Following receipt of the demand, the trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the trustees who are considered independent for the purposes of considering the demand determine that maintaining the suit would not be in the best interests of the fund, the trustees are required to reject the demand and the complaining shareholders may not proceed with the derivative action unless the shareholders are able to sustain the burden of proof to a court that the decision of the trustees not to pursue the requested action was not a good faith exercise of their business judgment on behalf of the fund. The declaration further provides that shareholders owning shares representing at least 10% of the voting power of the affected fund must join in bringing the derivative action. If a demand is rejected, the complaining shareholders will be responsible for the costs and expenses (including attorneys' fees) incurred by the fund in connection with the consideration of the demand, if in the judgment of the independent trustees, the demand was made without reasonable cause or for an improper purpose. If a derivative action is brought in violation of the declaration, the shareholders bringing the action may be responsible for the fund's costs, including attorneys' fees.

     The declaration further provides that the fund shall be responsible for payment of attorneys' fees and legal expenses incurred by a complaining shareholder only if required by law, and any attorneys' fees that the fund is obligated to pay shall be calculated using reasonable hourly rates. The declaration also requires that actions by shareholders against the fund be brought only in federal court in Boston, Massachusetts, or if not permitted to be brought in federal court, then in state court in Boston, Massachusetts, and that shareholders have no right to jury trial for such actions.


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